Business Combinations and Divestitures (Details)	3 Months Ended																12 Months Ended				12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended												12 Months Ended					3 Months Ended
	Dec. 28, 2014 USD ($)		Sep. 28, 2014 USD ($)		Jun. 29, 2014 USD ($)		Mar. 30, 2014 USD ($)		Dec. 29, 2013 USD ($)		Sep. 29, 2013 USD ($)		Jun. 30, 2013 USD ($)		Mar. 31, 2013 USD ($)		Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Dec. 30, 2012 USD ($)	Jun. 14, 2012 USD ($)	Dec. 28, 2014 Alios Biopharma [Member]	Dec. 28, 2014 Covagen AG [Member]	Dec. 29, 2013 Aragon Pharmaceuticals, Inc [Member] USD ($)	Dec. 29, 2013 Flexible Stenting Solutions, Inc [Member]	Jun. 14, 2012 Synthes, Inc [Member] USD ($)	Jul. 01, 2012 Synthes, Inc [Member] USD ($)	Dec. 28, 2014 Synthes, Inc [Member] USD ($)	Dec. 29, 2013 Synthes, Inc [Member] USD ($)	Dec. 30, 2012 Synthes, Inc [Member] USD ($)	Sep. 29, 2013 Synthes, Inc [Member] USD ($)	Jun. 14, 2012 Synthes, Inc [Member] CHF	Dec. 29, 2013 Corlmmun [Member] USD ($)	Dec. 30, 2012 Corlmmun [Member]	Dec. 28, 2014 OCD [Member] USD ($)	Dec. 28, 2014 Purchased In-Process Research And Development [Member] USD ($)	Dec. 29, 2013 Purchased In-Process Research And Development [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] USD ($)	Dec. 28, 2014 Purchased In-Process Research And Development [Member] Alios Biopharma [Member] USD ($)	Dec. 28, 2014 Purchased In-Process Research And Development [Member] Covagen AG [Member] USD ($)	Dec. 29, 2013 Purchased In-Process Research And Development [Member] Aragon Pharmaceuticals, Inc [Member] USD ($)	Dec. 29, 2013 Purchased In-Process Research And Development [Member] Flexible Stenting Solutions, Inc [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] Synthes, Inc [Member] USD ($)	Dec. 30, 2012 Purchased In-Process Research And Development [Member] Corlmmun [Member] USD ($)	Dec. 29, 2013 Minimum [Member] Aragon Pharmaceuticals, Inc [Member]	Dec. 29, 2013 Minimum [Member] Flexible Stenting Solutions, Inc [Member]	Dec. 29, 2013 Maximum [Member] Aragon Pharmaceuticals, Inc [Member]	Dec. 29, 2013 Maximum [Member] Flexible Stenting Solutions, Inc [Member]	Dec. 28, 2014 Patents And Trademarks [Member]	Jun. 30, 2015 Subsequent Event [Member] USD ($)
Business Acquisition [Line Items]
Cash & Cash equivalents																									$ 2,749,000,000
Cost in CHF for each share																															55.65
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)																	2,129,000,000	835,000,000	17,821,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid																									6,902,000,000
Aquirees Common Stock Outstanding																									118,700,000
Exchange rate used for acquisition																									0.95674
Share exchanged for acquirees stock																									1.717
Business Acquisition, Initial Consideration Transferred																									19,700,000,000
Business Acquisition, Pro Forma Information [Abstract]
Net Sales																													68,894,000,000
Net Earnings																													11,564,000,000
Diluted Net Earnings per Common Share																													$ 4.11
Business Combinations and Divestitures (Textuals) [Abstract]
Acquisition transaction and integration costs	325,000,000		167,000,000		144,000,000		118,000,000		181,000,000		122,000,000		122,000,000		258,000,000												754,000,000	683,000,000	1,028,000,000
Gain (Loss) on Disposition of Assets																	2,400,000,000	100,000,000	900,000,000															1,900,000,000
Assets Held-for-sale, Current	41,000,000																41,000,000
Assets Held-for-sale, Other, Noncurrent	117,000,000																117,000,000
Proceeds from Sales of Business, Affiliate and Productive Assets																	4,000,000,000																																1,100,000,000
Business Combination, Consideration Transferred																									20,200,000,000
Discount Rate Used in Probability of Success in Research and Development																					11.40%	12.50%	15.50%						14.00%				25.00%												16.50%		17.50%
Probability Of Success																					60.00%	26.00%		100.00%					100.00%				38.00%											37.00%		52.00%
Issuance of common stock associated with the acquisition of Synthes, Inc.																										13,335,000,000
Stock Issued During Period, Shares, Acquisitions																										203,700,000			203,740,000
Accelerated Share Repurchases, Settlement Payment or Receipt																				12,900,000,000										2,900,000,000
Finite-Lived Intangible Assets, Useful Life, Minimum																																																17 years
Total	18,254,000,000	[1]	18,467,000,000	[2]	19,495,000,000	[3]	18,115,000,000	[4]	18,355,000,000	[5]	17,575,000,000	[6]	17,877,000,000	[7]	17,505,000,000	[8]	74,331,000,000	71,312,000,000	67,224,000,000										2,159,000,000
Synthes Net earnings																	16,323,000,000	13,831,000,000	10,514,000,000										324,000,000
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed																	38,000,000	193,000,000	1,204,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																							350,000,000
Acquired indefinite lived asset, amounts	2,069,000,000								941,000,000								2,069,000,000	941,000,000	15,785,000,000
Payments to Acquire Businesses, Net of Cash Acquired																	2,129,000,000	835,000,000	4,486,000,000							17,500,000,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	10,105,000,000								8,774,000,000								10,105,000,000	8,774,000,000																	2,842,000,000	1,155,000,000
Common Stock Share Price																									$ 65.45
Research and Development in process impairment charge	156,000,000								338,000,000		178,000,000						178,000,000	580,000,000	1,163,000,000													200,000,000
purchased in process research and development																																			1,913,000,000	831,000,000	208,000,000	1,688,000,000	225,000,000	810,000,000	21,000,000	63,000,000	145,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																									$ 20,237,000,000

[1]	The fourth quarter of 2014 includes litigation expense, primarily related to product liability and patent litigation of $652 million after-tax ($692 million before-tax), Synthes integration costs of $237 million after-tax ($325 million before-tax) and $115 million after-tax ($156 million before-tax) from impairment of in-process research and development.
[2]	The third quarter of 2014 includes an additional year of the Branded Prescription Drug Fee of $220 million after and before tax, litigation expense of $231 million after-tax ($285 million before-tax), Synthes integration costs of $130 million after-tax ($167 million before-tax) and $111 million after-tax ($126 million before-tax) for costs associated with the DePuy ASRTM Hip program. Additionally, the fiscal third quarter of 2014 includes a net gain of $1.1 billion after-tax ($1.9 billion before-tax) for the divestiture of the Ortho-Clinical Diagnostics business.
[3]	The second quarter of 2014 includes litigation expense of $342 million after-tax ($276 million before-tax) and Synthes integration costs of $104 million after-tax ($144 million before-tax).
[4]	The first quarter of 2014 includes Synthes integration costs of $84 million after-tax ($118 million before-tax) and a $398 million tax benefit associated with Conor Medsystems.
[5]	The fourth quarter of 2013 includes net litigation expense of $227 million after-tax ($506 million before-tax), Synthes integration/transaction costs $110 million after-tax ($181 million before-tax), $294 million after-tax ($338 million before-tax) from impairment of in-process research and development and $118 million after-tax ($134 million before-tax) for costs associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[6]	The third quarter of 2013 includes net litigation expense of $720 million after-tax ($872 million before-tax), Synthes integration/transaction costs of $103 million after-tax ($122 million before-tax) and $126 million after-tax ($178 million before-tax) from impairment of in-process research and development.
[7]	The second quarter of 2013 includes net litigation expense of $308 million after-tax ($375 million before-tax) and Synthes integration/transaction costs of $87 million after-tax ($122 million before-tax).
[8]	The first quarter of 2013 includes Synthes integration/transaction costs of $183 million after-tax ($258 million before-tax) and net litigation expense of $391 million after-tax ($529 million before-tax).